Subsequent Events (Details) - $ / shares	Mar. 17, 2026	Feb. 11, 2026
Series A preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)		$ 0.5390625
Series B preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)		0.61293
Series C preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)		$ 0.580305
Common units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 1.55893